SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Bank deposits (1)	$ 30,310	[1]	$ 28,243	[1]
Marketable Securities And Bank Deposits	45,945		39,188
Equity [Member]
Marketable securities	5,035	[2]	0	[2]
Government and Corporate Bonds [Member]
Marketable securities	$ 10,600	[3]	$ 10,945	[3]

[1]	The bank deposits bear interest at an average annual rate of 1.3% and 2.1% for 2012 and 2011, respectively.
[2]	Unrealized net gains are immaterial
[3]	The Bonds provide a yield at an average annual rate of 1.55% and 0.9% for 2012 and 2011, respectively.